PREPAYMENTS	12 Months Ended
Dec. 31, 2022
PREPAYMENTS
PREPAYMENTS

NOTE 15 – PREPAYMENTS

USDm	2022	2021	2020
Prepaid insurance payments	—	0.8	0.7
Prepaid bareboat hire	3.0	0.4	0.3
Prepaid customer contract assets	3.0	2.0	—
Other prepayments	4.0	2.4	1.2
Balance as of 31 December	10.0	5.6	2.2